Condensed Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Rental Revenue	$ 43,825,424	$ 21,379,913
Rent Expense	10,340,188	10,037,659
Non-Cash Rent Expense Amortization	1,894,731	325,114
Other Expenses	19,215,156	8,906,380
Total Cost of Revenue	31,450,075	19,269,153
Gross Profit	12,375,349	2,110,760
General and Administrative Expenses	6,794,111	2,844,637
Non-Cash Stock Compensation Expense	2,547,536
Non-Cash Write-Off of Net Right-of-Use Assets Associated with Apartment Rental Exit	2,385,995
Cash Costs Associated with Apartment Rental Exit	4,103,898
Total Operating Expenses	15,831,540	2,844,637
Loss from Operations	(3,456,191)	(733,877)
Other Income (Expense)
Other Income	1,584,105	127,058
Cash Interest and Financing Costs	(5,483,891)	(1,626,565)
Non-Cash Financing Costs	(2,034,376)
Total Other Expense	(5,934,162)	(1,499,507)
Loss Before Provision for Income Taxes	(9,390,353)	(2,233,384)
Provision for Income Taxes	0	0
Net Loss	$ (9,390,353)	$ (2,233,384)
Basic and Diluted Loss Per Common Share	$ (0.40)
Basic and Diluted Weighted Average Number of Common Shares Outstanding	23,432,870